Leases	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [Abstract]
Leases

43. LEASES

(1)	The future lease payments under the lease contracts are as follows (Unit: Korean Won in millions):

December 31, 2019
Lease payments
Within one year	161,251
After one year but within five years	232,985
After five years	40,698

Total	434,934

(2)	Total cash outflows from lease are as follows (Unit: Korean Won in millions):

For the year ended December 31, 2019
Cash outflows from lease	217,867

(3)

Details of lease payments that are not included in the measurement of lease liabilities due to the fact that they are short-term leases or leases for which the underlying asset is of low value are as follows (Unit: Korean Won in millions):

For the years ended December 31
Lease payments for short-term leases	1,964
Lease payments for which the underlying asset is of low value	332

Total	2,296